VIRTUS Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Real Estate Investment Trusts—99.2%
Data Centers—7.6%
Equinix, Inc.	44,831	$ 29,366
Health Care—12.1%
Healthpeak Properties, Inc.	484,500	12,146
Ventas, Inc.	343,850	15,491
Welltower, Inc.	287,280	18,831
		46,468

Industrial/Office—22.3%
Industrial—16.1%
Prologis, Inc.	415,536	46,843
Rexford Industrial Realty, Inc.	278,675	15,227
		62,070

Office—6.2%
Alexandria Real Estate Equities, Inc.	59,434	8,658
Boston Properties, Inc.	24,000	1,622
Cousins Properties, Inc.	360,546	9,118
Douglas Emmett, Inc.	283,868	4,451
		23,849

Total Industrial/Office		85,919

Lodging/Resorts—2.4%
Host Hotels & Resorts, Inc.	290,944	4,670
Ryman Hospitality Properties, Inc.	56,535	4,623
		9,293

Residential—24.5%
Apartments—14.1%
Apartment Income REIT Corp.	360,995	12,386
AvalonBay Communities, Inc.	99,315	16,041
Equity Residential	121,704	7,181
Mid-America Apartment Communities, Inc.	119,380	18,741
		54,349

Manufactured Homes—4.9%
Sun Communities, Inc.	131,612	18,821
Single Family Homes—5.5%
American Homes 4 Rent Class A	443,450	13,365
Invitation Homes, Inc.	264,360	7,836
		21,201

Total Residential		94,371

Retail—13.4%
Free Standing—4.5%
Realty Income Corp.	118,174	7,495
Spirit Realty Capital, Inc.	240,893	9,619
		17,114

	Shares	Value

Regional Malls—2.5%
Simon Property Group, Inc.	82,096	$ 9,645
Shopping Centers—6.4%
Brixmor Property Group, Inc.	482,856	10,946
Kimco Realty Corp.	194,920	4,129
Regency Centers Corp.	152,800	9,550
		24,625

Total Retail		51,384

Self Storage—12.2%
CubeSmart	413,850	16,658
Extra Space Storage, Inc.	107,429	15,811
Public Storage	51,700	14,486
		46,955

Specialty—4.7%
American Tower Corp.	28,300	5,996
SBA Communications, Corp. Class A	23,300	6,531
VICI Properties, Inc.	176,800	5,728
		18,255

Total Common Stocks (Identified Cost $261,564)		382,011

Total Long-Term Investments—99.2% (Identified Cost $261,564)		382,011

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(1)	1,881,120	1,881
Total Short-Term Investment (Identified Cost $1,881)		1,881

TOTAL INVESTMENTS—99.7% (Identified Cost $263,445)		$383,892
Other assets and liabilities, net—0.3%		1,130
NET ASSETS—100.0%		$385,022

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$382,011	$382,011
Money Market Mutual Fund	1,881	1,881
Total Investments	$383,892	$383,892
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3